                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-04015
                                                      ---------

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                 April 30, 2004
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGED INVESTMENTS LOGO]

[GRAPHIC]

SEMIANNUAL REPORT APRIL 30, 2004

[GRAPHIC]

EATON VANCE STRATEGIC INCOME FUND

[GRAPHIC]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

        For more information about Eaton Vance's privacy policies, call:
                                 1-800-262-1122.


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE STRATEGIC INCOME FUND as of April 30, 2004
INVESTMENT UPDATE

[PHOTO OF MARK S. VENEZIA]

Mark S. Venezia
Portfolio Manager

INVESTMENT ENVIRONMENT

- The six months ended April 30, 2004 were marked by a strengthening economy. Short-term interest rates moved slightly higher in response to signs that inflation was reviving somewhat. While the Federal Reserve maintained a stable Federal Funds rate through April 30, 2004, it strongly suggested that rate hikes were likely in 2004.

- Emerging market bonds posted positive returns during the period, amid a stronger global economy, rising prices for natural resources and increasing tolerance for risk. However, with U.S. rates moving higher, emerging markets have become increasingly vulnerable to a reversal of the investment flow from many U.S. fixed-income investors in recent years.

- The high-yield market gained further momentum in the six-month period. A recovering economy boosted corporate profits and cash flows, allowing many companies to pare debt and improve their balance sheets. Default rates declined further, and record high-yield issuance met strong demand, as investors displayed an increased appetite for higher-yielding issues.

THE FUND

  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of 2.95% during the six months ended April 30, 2004.(1) This return resulted from a decrease in net asset value per share (NAV) to $8.01 on April 30, 2004 from $8.10 on October 31, 2003, and the reinvestment of $0.328 in dividend income.

- The Fund's Class B shares had a total return of 2.65% during the six months ended April 30, 2004.(1) This return resulted from a decrease in NAV to $7.58 on April 30, 2004 from $7.66 on October 31, 2003 and the reinvestment of $0.282 in dividend income.

- The Fund's Class C shares had a total return of 2.68% during the six months ended April 30, 2004.(1) This return resulted from a decrease in NAV to $9.59 on April 30, 2004 from $9.69 on October 31, 2003 and the reinvestment of $0.359 in dividend income.

  RECENT PORTFOLIO DEVELOPMENTS

- Management maintained the Fund's duration at the lower end of its range. Average duration - a measure of the interest rate risk associated with the Portfolio's bonds - was lowered slightly from 1.95 years at October 31, 2003 to 1.70 years at April 30, 2004, a position that helped the Fund avoid the volatility that characterized the global bond markets during the period.

- U.S. investment-grade bonds constituted 70.4% of the Fund at April 30, 2004. Domestic high-yield exposure constituted another 17.8%, while emerging market debt accounted for 2.1%. The Fund also acquired the ability to invest in floating-rate loans through its investment in Floating Rate
  Portfolio, representing 7.4% of the Fund at April 30 and providing added versatility in a rising interest rate environment.

- The Portfolio reduced its dollar-denominated emerging market positions, as spreads narrowed significantly. However, the Portfolio benefited from its foreign-denominated forward contracts, with exposure to countries such as Slovakia, Korea and Indonesia.

- The Fund's investment in High Income Portfolio benefited from an overweighted position in the utility and wireless sectors, as debt reduction and improved balance sheets benefited power generation and pipeline companies. Wireless companies also did well, having completed their network build-outs.

- Mortgage-backed securities (MBS) once again underperformed, as prepayment rates rose sharply amid record low interest rates. MBS yield spreads remained unusually wide by historical standards, especially given the likelihood of much lower prepayment rates.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
as of April 30, 2004

PERFORMANCE(2)                    CLASS A    CLASS B  CLASS C
-------------------------------------------------------------
Average Annual Total Returns
  (at net asset value)

One Year                           7.43%      6.72%    6.70%
Five Years                         5.64       4.79     4.80
Ten Years                          N.A.       7.04     N.A.
Life of Fund+                      5.60       6.06     7.09

SEC Average Annual Total Returns
  (including sales charge or
  applicable CDSC)

One Year                           2.37%      1.77%    5.71%
Five Years                         4.61       4.51     4.80
Ten Years                          N.A.       7.04     N.A.
Life of Fund+                      4.78       6.06     7.09

+Inception Dates - Class A: 1/23/98; Class B: 11/26/90; Class C: 5/25/94

(1) THESE RETURNS DO NOT INCLUDE THE 4.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR THE FUND'S CLASS B AND CLASS C SHARES. RETURNS WOULD BE LOWER IF SALES CHARGES WERE REFLECTED.
(2) RETURNS ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. SEC AVERAGE ANNUAL RETURNS FOR CLASS A REFLECT A 4.75% SALES CHARGE; FOR CLASS B, RETURNS REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE: 5%-1ST AND 2ND YEARS; 4%-3RD YEAR; 3%-4TH YEAR; 2%-5TH YEAR; 1%-6TH YEAR. ONE-YEAR SEC RETURN FOR CLASS C REFLECTS A 1% CDSC.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eaton vance.com.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested. Yield will vary.

EATON VANCE STRATEGIC INCOME FUND as of April 30, 2004
FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS
Investment in Strategic Income Portfolio, at value
   (identified cost, $326,926,810)                                            $     321,447,416
Investment in High Income Portfolio, at value
   (identified cost, $64,952,185)                                                    68,523,933
Investment in Floating Rate Portfolio, at value
   (identified cost, $31,069,691)                                                    31,091,859
Receivable for Fund shares sold                                                       2,387,946
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $     423,451,154
-----------------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                              $       1,721,708
Dividends payable                                                                     1,254,444
Payable to affiliate for distribution and service fees                                   77,312
Payable to affiliate for Trustees' fees                                                     290
Accrued expenses                                                                        130,879
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $       3,184,633
-----------------------------------------------------------------------------------------------
NET ASSETS                                                                    $     420,266,521
-----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                               $     457,646,979
Accumulated net realized loss from Portfolios (computed on
   the basis of identified cost)                                                    (27,030,316)
Overdistributed net investment income                                                (8,267,380)
Net unrealized depreciation from Portfolios (computed on
   the basis of identified cost)                                                     (2,082,762)
-----------------------------------------------------------------------------------------------
TOTAL                                                                         $     420,266,521
-----------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                    $     139,965,546
SHARES OUTSTANDING                                                                   17,467,253
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $            8.01
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 95.25 of $8.01)                                            $            8.41
-----------------------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                                    $     186,572,512
SHARES OUTSTANDING                                                                   24,598,265
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $            7.58
-----------------------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                                    $      93,728,463
SHARES OUTSTANDING                                                                    9,775,567
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)          $            9.59
-----------------------------------------------------------------------------------------------

On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME
Interest allocated from Portfolios                                            $       9,236,717
Dividends allocated from Portfolios (net of foreign taxes, $35,295)                      68,806
Expenses allocated from Portfolios                                                   (1,311,166)
-----------------------------------------------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIOS                                         $       7,994,357
-----------------------------------------------------------------------------------------------

EXPENSES
Trustees' fees and expenses                                                   $           1,973
Distribution and service fees
   Class A                                                                               98,288
   Class B                                                                            1,093,601
   Class C                                                                              418,292
Transfer and dividend disbursing agent fees                                             193,336
Registration fees                                                                        34,337
Legal and accounting services                                                            25,219
Printing and postage                                                                     24,529
Custodian fee                                                                            19,784
Miscellaneous                                                                             8,345
-----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $       1,917,704
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $       6,076,653
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIOS
Net realized gain (loss) --
   Investment transactions (identified cost basis)                            $       5,484,906
   Financial futures contracts                                                       (4,911,230)
   Swap contracts                                                                     3,393,811
   Foreign currency and forward foreign
     currency exchange contract transactions                                          2,406,845
-----------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $       6,374,332
-----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                        $      (4,168,608)
   Financial futures contracts                                                        3,951,038
   Swap contracts                                                                    (1,886,747)
   Foreign currency and forward foreign currency exchange contracts                    (848,422)
-----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $      (2,952,739)
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $       3,421,593
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $       9,498,246
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SIX MONTHS ENDED
INCREASE (DECREASE)                                                           APRIL 30, 2004      YEAR ENDED
IN NET ASSETS                                                                 (UNAUDITED)         OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                                      $       6,076,653   $      10,111,371
   Net realized gain from investments,
         financial futures contracts, swap
         contracts and foreign currency
         and forward foreign currency
         exchange contracts tranactions                                               6,374,332          11,213,078
   Net change in unrealized appreciation
         (depreciation) from investments,
         financial futures contracts,
         swap contracts and foreign
         currency and forward foreign
         currency exchange contracts                                                 (2,952,739)         17,482,317
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $       9,498,246   $      38,806,766
-------------------------------------------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
         Class A                                                              $      (3,159,501)  $      (2,334,579)
         Class B                                                                     (8,050,409)        (14,878,342)
         Class C                                                                     (3,068,866)         (4,266,210)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           $     (14,278,776)  $     (21,479,131)
-------------------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
         Class A                                                              $      53,909,043   $      36,999,852
         Class B                                                                     36,538,778          65,385,912
         Class C                                                                     28,348,356          38,018,958
   Net asset value of shares issued to
         shareholders in payment of
         distributions declared
         Class A                                                                      1,697,871           1,142,873
         Class B                                                                      3,086,056           4,836,578
         Class C                                                                      1,498,288           2,076,591
   Cost of shares redeemed
         Class A                                                                    (11,239,355)         (8,217,001)
         Class B                                                                    (19,814,739)        (39,316,527)
         Class C                                                                     (9,176,258)        (14,671,975)
   Net asset value of shares exchanged
         Class A                                                                     48,722,988                  --
         Class B                                                                    (48,719,507)                 --
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                                    $      84,851,521   $      86,255,261
-------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                    $      80,070,991   $     103,582,896
-------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                                        $     340,195,530   $     236,612,634
-------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                              $     420,266,521   $     340,195,530
-------------------------------------------------------------------------------------------------------------------

OVERDISTRIBUTED NET INVESTMENT INCOME
AT END OF PERIOD                                                              $      (8,267,380)  $         (65,257)
-------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

FINANCIAL HIGHLIGHTS

                                                                                        CLASS A
                                                    -------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED                     YEAR ENDED OCTOBER 31,
                                                     APRIL 30, 2004      ----------------------------------------------------------
                                                     (UNAUDITED)(1)      2003(1)     2002(1)(2)     2001(1)      2000      1999(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period              $           8.100    $  7.550    $    8.030    $  8.360    $  9.110    $  9.220
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                               $           0.150    $  0.336    $    0.504    $  0.705    $  0.795    $  0.852
Net realized and unrealized gain (loss)                         0.088       0.883        (0.286)     (0.250)     (0.698)     (0.095)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                        $           0.238    $  1.219    $    0.218    $  0.455    $  0.097    $  0.757
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                          $          (0.328)   $ (0.669)   $   (0.670)   $ (0.723)   $ (0.847)   $ (0.819)
From paid-in capital                                               --          --        (0.028)     (0.062)         --      (0.048)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 $          (0.328)   $ (0.669)   $   (0.698)   $ (0.785)   $ (0.847)   $ (0.867)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                    $           8.010    $  8.100    $    7.550    $  8.030    $  8.360    $  9.110
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                  2.95%      16.65%         2.68%       5.69%       0.88%       8.40%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)           $         139,966    $ 48,738    $   17,418    $ 12,352    $ 10,350    $  6,050
Ratios (As a percentage of average daily net
 assets):
   Expenses(4)                                                   1.09%(5)    1.11%         1.17%       1.21%       1.19%       1.08%
   Net investment income                                         3.71%(5)    4.19%         6.39%       8.63%       8.83%       9.20%
Portfolio Turnover of the Strategic Income Portfolio               23%         71%           63%         54%         49%         47%
Portfolio Turnover of the High Income Portfolio                    38%        122%           88%         --          --          --
Portfolio Turnover of the Floating Rate Portfolio                  36%         --            --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolios reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 were to decrease net investment income per share by $0.095, decrease net realized and unrealized loss per share by $0.095 and decrease the ratio of net investment income to average net assets from 7.58% to 6.39%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                        CLASS B
                                                    -------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                    YEAR ENDED OCTOBER 31,
                                                      APRIL 30, 2004     ----------------------------------------------------------
                                                     (UNAUDITED)(1)      2003(1)     2002(1)(2)     2001(1)      2000      1999(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period              $           7.660   $   7.150    $    7.600   $   7.910   $   8.610    $  8.720
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                               $           0.117   $   0.269    $    0.425   $   0.607   $   0.674    $  0.731
Net realized and unrealized gain (loss)                         0.085       0.817        (0.272)     (0.241)     (0.651)     (0.105)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                        $           0.202   $   1.086    $    0.153   $   0.366   $   0.023    $  0.626
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                          $          (0.282)  $  (0.576)   $   (0.575)  $  (0.614)  $  (0.723)   $ (0.688)
From paid-in capital                                               --          --        (0.028)     (0.062)         --      (0.048)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 $          (0.282)  $  (0.576)   $   (0.603)  $  (0.676)  $  (0.723)   $ (0.736)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                    $           7.580   $   7.660    $    7.150   $   7.600   $   7.910    $  8.610
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                  2.65%      15.61%         1.96%       4.82%       0.07%       7.32%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)           $         186,573   $ 217,341    $  173,780   $ 163,261   $ 152,535    $155,768
Ratios (As a percentage of average daily net
 assets):
   Expenses(4)                                                   1.85%(5)    1.86%         1.93%       1.96%       1.98%       1.96%
   Net investment income                                         3.05%(5)    3.57%         5.68%       7.83%       7.99%       8.31%
Portfolio Turnover of the Strategic Income Portfolio               23%         71%           63%         54%         49%         47%
Portfolio Turnover of the High Income Portfolio                    38%        122%           88%         --          --          --
Portfolio Turnover of the Floating Rate Portfolio                  36%         --            --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolios reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 were to decrease net investment income per share by $0.090, decrease net realized and unrealized loss per share by $0.090 and decrease the ratio of net investment income to average net assets from 6.86% to 5.68%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

                        See notes to financial statements

                                                                                        CLASS C
                                                    -------------------------------------------------------------------------------
                                                     SIX MONTHS ENDED                      YEAR ENDED OCTOBER 31,
                                                     APRIL 30, 2004      ----------------------------------------------------------
                                                     (UNAUDITED)(1)      2003(1)     2002(1)(2)     2001(1)      2000      1999(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period              $           9.690    $  9.040    $    9.610    $  9.990    $ 10.870    $ 11.010
-----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment income                               $           0.147    $  0.337    $    0.538    $  0.773    $  0.850    $  0.912
Net realized and unrealized gain (loss)                         0.109       1.041        (0.346)     (0.304)     (0.826)     (0.132)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                        $           0.256    $  1.378    $    0.192    $  0.469    $  0.024    $  0.780
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                          $          (0.356)   $ (0.728)   $   (0.734)   $ (0.787)   $ (0.904)   $ (0.872)
From paid-in capital                                               --          --        (0.028)     (0.062)         --      (0.048)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                 $          (0.356)   $ (0.728)   $   (0.762)   $ (0.849)   $ (0.904)   $ (0.920)
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE END -- OF PERIOD                    $           9.590    $  9.690    $    9.040    $  9.610    $  9.990    $ 10.870
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                  2.68%      15.68%         1.95%       4.90%       0.02%       7.23%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)           $          93,728    $ 74,117    $   45,414    $ 44,603    $ 40,023    $ 30,882
Ratios (As a percentage of average daily net
 assets):
   Expenses(4)                                                   1.85%(5)    1.86%         1.93%       1.96%       2.00%       2.03%
   Net investment income                                         3.03%(5)    3.53%         5.69%       7.89%       7.94%       8.22%
Portfolio Turnover of the Strategic Income Portfolio               23%         71%           63%         54%         49%         47%
Portfolio Turnover of the High Income Portfolio                    38%        122%           88%         --          --          --
Portfolio Turnover of the Floating Rate Portfolio                  36%         --            --          --          --          --
-----------------------------------------------------------------------------------------------------------------------------------

(1) Net investment income per share was computed using average shares outstanding.

(2) The Fund, through its investment in the Portfolios, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolios reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 were to decrease net investment income per share by $0.113, decrease net realized and unrealized loss per share by $0.113 and decrease the ratio of net investment income to average net assets from 6.88% to 5.69%. Per share data and ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolios' allocated expenses.

(5)  Annualized.

                        See notes to financial statements

EATON VANCE STRATEGIC INCOME FUND as of April 30, 2004

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B and Class C shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund currently invests all of its investable assets in interests in three
   Portfolios: Strategic Income Portfolio, High Income Portfolio, and Floating Rate Portfolio (the Portfolios), which are New York Trusts. The investment objectives and policies of the Fund are the same as Strategic Income Portfolio. Each of High Income Portfolio and Floating Rate Portfolio has an investment objective that is similar or complementary to the Fund's. Moreover, each of High Income Portfolio's and Floating Rate Portfolio's permitted investments are substantially similar to those of the Fund. The value of the Fund's investment in the Portfolios reflects the Fund's proportionate interest in the net assets of the Strategic Income Portfolio, High Income Portfolio, and Floating Rate Portfolio (99.9%, 5.6%, and 0.9%, respectively, at April 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of the Strategic Income Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. See Note 8 for further information on the results of operations of High Income Portfolio and Floating Rate Portfolio. A copy of the financial statements of High Income Portfolio and Floating Rate Portfolio are available on the EDGAR Database on the Securities and Exchange Commission's website (www.sec.gov), at the Commission's public reference room in Washington, DC or upon request from the Fund's principal underwriter, Eaton Vance Distributors Inc. (EVD) by calling 1-800-225-6265.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Strategic Income Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report. High Income Portfolio's valuation policies are as follows: Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and ask prices. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Floating Rate Portfolio's valuation policies are as follows: Investments in interests in senior floating rate loans (Senior Loans) determined by the adviser to be liquid are valued on the basis of market valuations furnished by a pricing service. Other Senior Loans are valued at fair value by the advisor under procedures established by the Trustees as permitted by Section 2(a)(41) of the Investment Company Act of 1940. Such procedures include the consideration of relevant factors, data and information relating to fair value, including (i) the characteristics of and fundamental analytical data relating to the Senior Loan, including the cost, size, current interest rate, period until next interest rate reset, maturity and base lending rate of the Senior Loan, the terms and conditions of the Senior Loan and any related agreements, and the position of the Senior Loan in the Borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Portfolio's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the Borrower, based on an evaluation of its financial condition, financial statements and information about the Borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the Senior Loan including price quotations for and trading in the Senior Loan, and interests in similar Senior Loans and the market environment and investor attitudes towards the Senior Loan and interests in similar Senior Loans; (v) the experience, reputation, stability and financial condition of the Agent and any intermediate participant in the Senior Loan; and (vi) general economic and market conditions affecting the fair value of the Senior Loan. Fair valued securities are marked daily as well. Non-loan Portfolio holdings (other than short-term obligations, but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities will be valued at the last sale price on the exchange that is the primary market for such securities, or the average of the last quoted bid price and asked price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. The value of interest rate swaps will be based upon a dealer quotation. Short-term obligations which mature in sixty days or less are valued at amortized cost, if their original term to maturity when acquired by the Portfolio was 60 days or less or are valued at amortized cost using their value on the 61st day prior to maturity, if their original term to maturity when acquired by the Portfolio was more then 60 days, unless in each case this is determined not to represent fair value. Repurchase agreements are valued at cost plus accrued interest. Other portfolio securities for which there are no quotations or valuations are valued at fair value as determined in good faith by or on behalf of the Trustees.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolios, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary. At October 31, 2003, the Fund, for Federal income tax purposes, had a capital loss carryover of $35,214,191 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2006 ($1,984,147), October 31, 2007 ($7,933,008), October 31, 2009
   ($9,854,300), October 31, 2010 ($14,208,464) and October 31, 2011
   ($1,234,272). At October 31, 2003, the amount of the tax basis capital loss carryforward differed from the accumulated net realized loss due primarily to the timing of recording gain/loss on certain futures contracts.

   D USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   E EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the fund.

   F INDEMINIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to April 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of allocated realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences between book and tax accounting relating to distributions primarily relate to futures, swaps, and foreign currency transactions; difference in method for amortizing premiums, accreting certain discounts and recognizing distributions to shareholders; treatment of paydown losses; and expired capital loss carryforwards. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                              SIX MONTHS ENDED
                                                                              APRIL 30, 2004      YEAR ENDED
   CLASS A                                                                    (UNAUDITED)         OCTOBER 31, 2003
   ----------------------------------------------------------------------------------------------------------------
   Sales                                                                              6,625,480           4,600,754
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                                                     209,529             142,606
   Redemptions                                                                       (1,383,656)         (1,028,743)
   Exchanges from Class B                                                             5,995,712                  --
   ----------------------------------------------------------------------------------------------------------------
   NET INCREASE                                                                      11,447,065           3,714,617
   ----------------------------------------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                              APRIL 30, 2004      YEAR ENDED
   CLASS B                                                                    (UNAUDITED)         OCTOBER 31, 2003
   ----------------------------------------------------------------------------------------------------------------
   Sales                                                                              4,749,221           8,645,301
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                                                     401,764             639,463
   Redemptions                                                                       (2,578,032)         (5,228,731)
   Exchanges to Class A                                                              (6,334,018)                 --
   ----------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE)                                                           (3,761,065)          4,056,033
   ----------------------------------------------------------------------------------------------------------------

                                                                              SIX MONTHS ENDED
                                                                              APRIL 30, 2004      YEAR ENDED
   CLASS C                                                                    (UNAUDITED)         OCTOBER 31, 2003
   ----------------------------------------------------------------------------------------------------------------
   Sales                                                                              2,913,798           3,953,399
   Issued to shareholders electing to
     receive payments of distributions
     in Fund shares                                                                     154,134             217,482
   Redemptions                                                                         (942,643)         (1,544,901)
   ----------------------------------------------------------------------------------------------------------------
   NET INCREASE                                                                       2,125,289           2,625,980
   ----------------------------------------------------------------------------------------------------------------

4  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of each of the Portfolio's Notes to financial statements. Except as to Trustees of the Fund and the Portfolios who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund and of the Portfolios are officers of the above organizations (see Note 5). EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the six months ended April 30, 2004, EVM earned $13,285 in sub-transfer agent fees. The Fund was informed that EVD, a subsidiary of EVM and the Fund's principal underwriter, received $47,282 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2004.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD, amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 4.5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges due EVD, of each respective class reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. For the six months ended April 30, 2004, the Fund paid or accrued $820,201 and $313,719, respectively, to or payable to EVD representing 0.75% (annualized) of average daily net assets of Class B and Class C shares, respectively. At April 30, 2004, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $32,912,000 and $7,246,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for the fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales and commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended April 30, 2004 amounted to $98,288, $273,400, and $104,573 for Class A, Class B, and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based on the lower of the net asset value at the date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second years of redemption after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plans. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund has been informed that EVD received approximately $249,000 and $8,000 of CDSC paid by shareholders of Class B and Class C shares, respectively, during the six months ended April 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Strategic Income Portfolio for the six months ended April 30, 2004, aggregated $166,756,096 and $129,028,942, respectively. There were no increases or decreases in the Fund's investment in the High Income Portfolio for the six months ended April 30, 2004. Increases in the Fund's investment in the Floating Rate Portfolio for the six months ended April 30, 2004, aggregated $31,000,000.

8  INVESTMENT IN PORTFOLIOS

   For the six months ended April 30, 2004, the Fund was allocated net investment income and realized and unrealized gain (loss) from the Portfolios as follows:

                                                            STRATEGIC        HIGH        FLOATING
                                                             INCOME         INCOME         RATE
                                                           PORTFOLIO      PORTFOLIO      PORTFOLIO        TOTAL
   ----------------------------------------------------------------------------------------------------------------
   Interest income                                        $  6,054,916   $  3,097,345   $     84,456   $  9,236,717
   Dividend income                                                --           68,806             --         68,806
   Expenses                                                 (1,098,093)      (199,584)       (13,489)    (1,311,166)
   ----------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME                                  $  4,956,823   $  2,966,567   $     70,967   $  7,994,357
   ----------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) --
       Investment transactions                            $  5,117,117   $    369,065   $     (1,276)  $  5,484,906
       Financial futures contracts                          (4,911,230)            --             --     (4,911,230)
       Swap contracts                                        3,393,811             --             --      3,393,811
       Foreign currency
          and forward
          foreign currency
          exchange contracts
          transactions                                       2,386,476         20,369             --      2,406,845
   ----------------------------------------------------------------------------------------------------------------
   NET REALIZED GAIN (LOSS)                               $  5,986,174   $    389,434   $     (1,276)  $  6,374,332
   ----------------------------------------------------------------------------------------------------------------
   Change in unrealized
     appreciation (depreciation)
      Investments                                         $ (5,529,242)  $  1,338,944   $     21,690   $ (4,168,608)
      Financial futures contracts                            3,951,038             --             --      3,951,038
      Swap contracts                                        (1,887,225)            --            478     (1,886,747)
      Foreign currency
          and forward
          foreign currency
          exchange contracts                                  (838,409)       (10,013)            --       (848,422)
   ----------------------------------------------------------------------------------------------------------------
   NET CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION)                          $ (4,303,838)  $  1,328,931   $     22,168   $ (2,952,739)
   ----------------------------------------------------------------------------------------------------------------

STRATEGIC INCOME PORTFOLIO as of April 30, 2004

PORTFOLIO OF INVESTMENTS

BONDS & NOTES -- 96.1%

SECURITY                                                                      PRINCIPAL           U.S. $ VALUE
-------------------------------------------------------------------------------------------------------------------
INDONESIA -- 2.3%
APP China Group Ltd., 14.00%, 3/15/10(1)(2)                                   $       2,000,000   $         350,000
APP Finance VI, 0.00%, 11/18/12(2)(3)                                                 4,000,000             110,000
APP Finance VII, 3.50%, 4/30/03(2)(3)                                                 2,000,000             110,000
DGS International Finance, 10.00%, 6/1/07(2)                                          2,000,000              50,000
Indah Kiat Finance Mauritius, Sr. Unsec. Notes,
10.00%, 7/1/07(2)                                                                     1,000,000             505,000
Indah Kiat International Finance,
12.50%, 6/15/06(2)                                                                    1,000,000             555,000

Indonesia Recapital, 14.00%, 6/15/09                           IDR               45,000,000,000           5,861,349
-------------------------------------------------------------------------------------------------------------------

TOTAL INDONESIA (IDENTIFIED COST $13,423,730)                                                     $       7,541,349
-------------------------------------------------------------------------------------------------------------------

MOROCCO -- 0.2%
Snap Ltd., 11.50%, 1/29/09                                     DEM                      895,905   $         529,891
-------------------------------------------------------------------------------------------------------------------

TOTAL MOROCCO (IDENTIFIED COST $453,375)                                                          $         529,891
-------------------------------------------------------------------------------------------------------------------

NEW ZEALAND -- 2.1%
New Zealand Government, 6.50%, 4/15/13                         NZD                   10,700,000   $       6,835,782
-------------------------------------------------------------------------------------------------------------------

TOTAL NEW ZEALAND (IDENTIFIED COST $4,524,675)                                                    $       6,835,782
-------------------------------------------------------------------------------------------------------------------

PHILIPPINES -- 0.1%
Bayan Telecommunications, 13.50%, 7/15/06(2)(4)                               $       2,000,000   $         420,000
-------------------------------------------------------------------------------------------------------------------

TOTAL PHILIPPINES (IDENTIFIED COST $1,917,237)                                                    $         420,000
-------------------------------------------------------------------------------------------------------------------

UNITED STATES -- 91.4%
CORPORATE BONDS & NOTES -- 2.2%
Baltimore Gas and Electric, 6.73%, 6/12/12                                    $         400,000   $         447,332
BellSouth Capital Funding, 6.04%, 11/15/26                                              300,000             324,100
Coca-Cola Enterprise, 7.00%, 10/1/26                                                    375,000             423,486
Eaton Corp., 8.875%, 6/15/19                                                            500,000             670,600
Ford Holdings, 9.30%, 3/1/30                                                          1,000,000           1,124,725
General Motors Acceptance Corp., 8.875%, 6/1/10                                       1,000,000           1,153,278
Ingersoll-Rand Co., 6.48%, 6/1/25                                                     1,050,000           1,113,055
NBD Bank N.A., 8.25%, 11/1/24                                                           610,000             755,847
US Bancorp, 7.50%, 6/1/26                                                     $         840,000   $         969,524
Williamette Industries, 7.35%, 7/1/26                                                    50,000              55,105
-------------------------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $6,434,593)                                                                   $       7,037,052
-------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 22.2%
Federal Home Loan Mortgage Corp.,
   Series 1548, Class Z, 7.00%, 7/15/23                                       $       2,309,571   $       2,452,476
Federal Home Loan Mortgage Corp.,
   Series 1817, Class Z, 6.50%, 2/15/26                                               1,854,455           1,943,700
Federal Home Loan Mortgage Corp.,
   Series 1927, Class ZA, 6.50%, 1/15/27                                              7,480,213           7,847,215
Federal National Mortgage Association,
   Series 1993-104, Class ZB, 6.50%, 7/25/23                                          2,479,035           2,588,269
Federal National Mortgage Association,
   Series 1993-141, Class Z, 7.00%, 8/25/23                                           5,679,886           6,013,579
Federal National Mortgage Association,
   Series 1993-16, Class Z, 7.50%, 2/25/23                                            7,714,667           8,271,573
Federal National Mortgage Association,
   Series 1993-79, Class PL, 7.00%, 6/25/23                                           5,114,665           5,405,562
Federal National Mortgage Association,
   Series 1994-63, Class PJ, 7.00%, 12/25/23                                         10,755,000          11,358,291
Federal National Mortgage Association,
   Series 1994-89, Class ZQ, 8.00%, 7/25/24                                           4,404,157           4,756,489
Federal National Mortgage Association,
   Series 1996-35, Class Z, 7.00%, 7/25/26                                            1,815,975           1,922,664
Federal National Mortgage Association,
   Series 2000-49, Class A, 8.00%, 3/18/27                                            5,882,282           6,378,600
Federal National Mortgage Association,
   Series 2001-37, Class GA, 8.00%, 7/25/16                                           2,742,410           2,961,803
Government National Mortgage Association,
   Series 2002-48, Class OC, 6.00%, 9/16/30                                           5,000,000           5,153,125
Merrill Lynch Trust,
   Series 45, Class Z, 9.10%, 9/20/20                                                 4,088,582           4,348,591

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (IDENTIFIED COST $72,195,301)                                                                  $      71,401,937
-------------------------------------------------------------------------------------------------------------------
Mortgage Pass-Throughs -- 66.4%
Federal Home Loan Mortgage Corp.:
   6.00% with maturity at 2024                                                $      13,850,150   $      14,357,550
   6.50% with various maturities to 2024                                             10,794,424          11,336,994
   7.00% with various maturities to 2024                                              7,375,582           7,845,646
   7.31% with maturity at 2026                                                        1,433,021           1,538,009
   7.50% with various maturities to 2026                                             28,903,950          31,108,038
   7.95% with maturity at 2022                                                        1,886,871           2,047,525
   8.00% with various maturities to 2021                                                964,904           1,028,707
   8.15% with maturity at 2021                                                        1,537,334           1,635,082

                        See notes to financial statements

SECURITY                                                                      PRINCIPAL           U.S. $ VALUE
-------------------------------------------------------------------------------------------------------------------
UNITED STATES (CONTINUED)
   8.30% with maturity at 2021                                                $         956,149   $       1,053,158
   8.47% with maturity at 2018                                                        1,072,877           1,182,943
   8.50% with various maturities to 2028                                              7,759,239           8,549,262
   9.00% with various maturities to 2027                                              3,776,663           4,219,594
   9.25% with various maturities to 2016                                                857,472             927,429
   9.50% with various maturities to 2027                                              1,568,052           1,759,845
   9.75% with various maturities to 2020                                                186,274             206,001
   10.00% with various maturities to 2025                                             1,772,745           2,041,652
   10.25% with maturity at 2013                                                         482,491             530,865
   10.50% with various maturities to 2021                                             2,073,568           2,433,697
   11.00% with various maturities to 2019                                             3,689,539           4,330,675
   11.25% with maturity at 2010                                                          36,266              41,189
   12.50% with various maturities to 2019                                               505,461             604,357
   12.75% with maturity at 2013                                                          29,698              34,678
   13.25% with maturity at 2013                                                           7,490               8,965
   13.50% with maturity at 2019                                                          56,643              67,087
-------------------------------------------------------------------------------------------------------------------
                                                                                                  $      98,888,948
-------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association:
   6.50% with various maturities to 2028                                      $      14,887,656   $      15,601,204
   7.00% with various maturities to 2024                                              3,990,948           4,247,706
   7.50% with various maturities to 2027                                             12,697,373          13,638,756
   8.00% with various maturities to 2026                                             23,466,732          25,545,017
   8.50% with various maturities to 2026                                              1,176,674           1,271,954
   8.881% with maturity at 2010                                                         578,516             629,643
   9.00% with various maturities to 2024                                              3,130,733           3,460,764
   9.50% with various maturities to 2030                                              6,022,473           6,753,914
   10.50% with maturity at 2020                                                         408,684             480,615
   11.00% with maturity at 2025                                                          87,772             103,136
   11.50% with maturity at 2019                                                         383,363             453,771
   12.00% with maturity at 2015                                                         217,879             260,335
   12.50% with maturity at 2015                                                       1,192,579           1,427,397
   12.75% with maturity at 2014                                                          67,054              82,668
   13.00% with various maturities to 2015                                               489,108             594,176
   13.50% with various maturities to 2015                                               240,606             286,974
   14.75% with maturity at 2012                                                         727,395             905,310
-------------------------------------------------------------------------------------------------------------------
                                                                                                  $      75,743,340
-------------------------------------------------------------------------------------------------------------------
Government National Mortgage Association:
   7.00% with various maturities to 2024                                      $       8,173,186   $       8,706,218
   7.50% with various maturities to 2028                                             10,869,839          11,704,986
   7.75% with maturity at 2019                                                          149,957             163,421
   8.00% with various maturities to 2023                                              4,249,120           4,630,553
   8.30% with various maturities to 2020                                              1,002,346           1,100,047
   8.50% with various maturities to 2021                                                721,627             787,841
   9.00% with various maturities to 2025                                              1,590,377           1,764,760
   9.50% with various maturities to 2026                                              8,050,687           9,054,516
   12.50% with maturity at 2019                                                         568,489             681,768
   13.50% with maturity at 2014                                                          35,251              44,177
-------------------------------------------------------------------------------------------------------------------
                                                                                                  $      38,638,287
-------------------------------------------------------------------------------------------------------------------

TOTAL MORTGAGE PASS-THROUGHS
   (IDENTIFIED COST $212,842,774)                                                                 $     213,270,575
-------------------------------------------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 0.6%
United States Treasury Bond,
7.875%, 2/15/21(5) --
(identified cost $1,847,532)                                                  $       1,500,000   $       1,948,477
-------------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES
   (IDENTIFIED COST $293,320,200)                                                                 $     293,658,041
-------------------------------------------------------------------------------------------------------------------
TOTAL BONDS & NOTES
   (IDENTIFIED COST $313,639,217)                                                                 $     308,985,063
-------------------------------------------------------------------------------------------------------------------

COMMON STOCKS -- 0.2%

SECURITY                                                                      SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
UNITED STATES -- 0.2%

TELECOMMUNICATIONS -- 0.2%
MCI, Inc. (Escrow Shares)(1)                                                          2,000,000   $               0
MCI, Inc.                                                                                29,328             421,153
-------------------------------------------------------------------------------------------------------------------
                                                                                                  $         421,153
-------------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES
   (IDENTIFIED COST $1,453,120)                                                                   $         421,153
-------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $1,453,120)                                                                   $         421,153
-------------------------------------------------------------------------------------------------------------------

WARRANTS AND OPTIONS -- 0.0%

SECURITY                                                                      SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
INDONESIA -- 0.0%

Asia Pulp and Paper(2)                                                                    2,000   $               0
-------------------------------------------------------------------------------------------------------------------
                                                                                                  $               0
-------------------------------------------------------------------------------------------------------------------
TOTAL INDONESIA
   (IDENTIFIED COST $0)                                                                           $               0
-------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

SECURITY                                                                      SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------
UNITED STATES -- 0.0%
HSCEI Put Option Strike 5746.4465 Exp. 8/20/04                                           11,000   $             538
-------------------------------------------------------------------------------------------------------------------
                                                                                                  $             538
-------------------------------------------------------------------------------------------------------------------
TOTAL UNITED STATES
   (IDENTIFIED COST $441,872)                                                                     $             538
-------------------------------------------------------------------------------------------------------------------
TOTAL WARRANTS AND OPTIONS
   (IDENTIFIED COST $441,872)                                                                     $             538
-------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 3.4%

                                                                              PRINCIPAL           VALUE
-------------------------------------------------------------------------------------------------------------------

Investors Bank & Trust Company Time Deposit,
1.07%, 5/3/04                                                                 $      11,000,000   $      11,000,000
-------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST $11,000,000)                                                                $      11,000,000
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.7%
   (IDENTIFIED COST $326,534,209)                                                                 $     320,406,754
-------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES 0.3%                                                               $       1,040,675
-------------------------------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                                              $     321,447,429
-------------------------------------------------------------------------------------------------------------------

DEM - Deutsche Mark

IDR - Indonesian Rupiah

NZD - New Zealand Dollar

(1) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(2)  Defaulted security.

(3)  Convertible bond.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

                        See notes to financial statements

STRATEGIC INCOME PORTFOLIO as of April 30, 2004

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2004

ASSETS
Investments, at value (identified cost, $326,534,209)                         $     320,406,754
Cash                                                                                     38,127
Cash collateral segregated for swap contracts                                           197,284
Receivable for investments sold                                                          68,615
Interest receivable                                                                   2,214,853
Receivable for open forward foreign currency contracts                                  853,823
Receivable for open swap contracts                                                      521,176
-----------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                  $     324,300,632
-----------------------------------------------------------------------------------------------

LIABILITIES
Payable for open swap contracts                                               $       1,878,447
Payable to affiliate for Trustees' fees                                                   1,313
Payable for open forward foreign currency contracts                                     795,444
Payable for daily variation margin on open financial futures contracts                  127,698
Accrued expenses                                                                         50,301
-----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                             $       2,853,203
-----------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                     $     321,447,429
-----------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                       $     327,124,107
Net unrealized depreciation (computed on the basis of identified cost)               (5,676,678)
-----------------------------------------------------------------------------------------------
TOTAL                                                                         $     321,447,429
-----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2004

INVESTMENT INCOME
Interest                                                                      $       6,054,916
-----------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                       $       6,054,916
-----------------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                        $         717,676
Administration fee                                                                      232,884
Trustees' fees and expenses                                                               9,007
Custodian fee                                                                            59,221
Legal and accounting services                                                            43,291
Miscellaneous                                                                            36,014
-----------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                $       1,098,093
-----------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                         $       4,956,823
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
    Investment transactions (identified cost basis)                           $       5,117,117
    Financial futures contracts                                                      (4,911,230)
    Swap contracts                                                                    3,393,811
    Foreign currency and forward foreign
    currency exchange contract transactions                                           2,386,476
-----------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                             $       5,986,174
-----------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                                       $      (5,529,242)
    Financial futures contracts                                                       3,951,038
    Swap contracts                                                                   (1,887,225)
    Foreign currency and forward foreign
    currency exchange contracts                                                        (838,409)
-----------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                          $      (4,303,838)
-----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                              $       1,682,336
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $       6,639,159
-----------------------------------------------------------------------------------------------

                        See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                                            SIX MONTHS ENDED   YEAR ENDED
IN NET ASSETS                                                                  APRIL 30, 2004     OCTOBER 31, 2003
-------------------------------------------------------------------------------------------------------------------
From operations --
    Net investment income                                                     $       4,956,823   $       7,514,538
    Net realized gain from investments,
        financial futures contracts, swap
        contracts and foreign currency and
        forward foreign currency exchange
        contract transactions                                                         5,986,174           9,049,670
    Net change in unrealized appreciation
        (depreciation) from investments,
        financial futures contracts, swap
        contracts and foreign currency
        and forward foreign currency
        exchange contracts                                                           (4,303,838)          8,805,267
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                    $       6,639,159   $      25,369,475
-------------------------------------------------------------------------------------------------------------------
Capital transactions --
    Contributions                                                             $     166,756,096   $     139,366,724
    Withdrawals                                                                    (129,028,942)        (78,107,725)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
    CAPITAL TRANSACTIONS                                                      $      37,727,154   $      61,258,999
-------------------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                                    $      44,366,313   $      86,628,474
-------------------------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                                                        $     277,081,116   $     190,452,642
-------------------------------------------------------------------------------------------------------------------
AT END OF PERIOD                                                              $     321,447,429   $     277,081,116
-------------------------------------------------------------------------------------------------------------------

                        See notes to financial statements

STRATEGIC INCOME PORTFOLIO as of April 30, 2004

FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                                                                  YEAR ENDED OCTOBER 31,
                                        SIX MONTHS ENDED      --------------------------------------------------------------
                                        APRIL 30, 2004           2003        2002(1)       2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of
   average daily net assets):
    Expenses                                        0.71%(2)        0.71%        0.77%        0.79%        0.83%        0.86%
    Net investment income                           3.19%(2)        3.36%        5.88%        8.10%        8.36%        9.14%
Portfolio Turnover                                    23%             71%          63%          54%          49%          47%
----------------------------------------------------------------------------------------------------------------------------

Total Return(3)                                     2.25%          12.97%        5.25%          --           --           --
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $        321,447      $  277,081   $  190,453   $  179,492   $  154,712   $  150,282
----------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets from 7.32% to 5.88%. Ratios for the periods prior to October 31, 2001 have not been restated to reflect this change in presentation.

(2) Annualized.

(3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        See notes to financial statements

STRATEGIC INCOME PORTFOLIO as of April 30, 2004
NOTES TO FINANCIAL STATEMENTS

1   SIGNIFICANT ACCOUNTING POLICIES

    Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At April 30, 2004, Eaton Vance Strategic Income Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A INVESTMENT VALUATION -- Seasoned mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the advisor which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Debt securities (other than seasoned mortgage-backed, pass-through securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest available bid and ask prices. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B INCOME -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

    C GAINS AND LOSSES FROM INVESTMENT TRANSACTIONS -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments.

    D INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

    E FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

    F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

    G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

    H WRITTEN OPTIONS -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

    I FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

    J REVERSE REPURCHASE AGREEMENTS -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Portfolio under reverse repurchase agreements is accrued daily.

    K TOTAL RETURN SWAPS -- The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. In a total return swap, the Portfolio makes payments at a rate equal to a predetermined spread to the one or three-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index or basket of securities. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index or basket of securities. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. However, the Portfolio does not anticipate nonperformance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates, securities, or the index.

    L CREDIT DEFAULT SWAPS -- The Portfolio may enter into credit default swaps to buy or sell credit protection on an individual issuer or a basket of issuers of bonds. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par or other agreed-upon value, of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would have spent the stream of payments and received no benefit from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligation. As the seller, the Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. During the period that the credit default swap contract is open, the contract is marked to market in accordance with the terms of the contract based on the current interest rate spreads and credit risk of the referred obligation of the underlying issuer and interest accrual through valuation date. Changes in the value of credit default swap contracts are recorded as unrealized gains or losses and periodic cash settlements are recorded as realized gains or losses. The Portfolio will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swaps of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

    M EXPENSE REDUCTION -- Investors Bank & Trust Company (Investors Bank) serves as custodian of the Portfolio. Pursuant to the custodian agreement, Investors Bank receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with Investors Bank. All significant credits used to reduce the Portfolio's custodian fees are reported separately as a reduction of total expenses in the Statement of Operations. For the six months ended April 30, 2004, $360 in credits were used to reduce the Portfolio's custodian fee.

    N USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

    O OTHER -- Investment transactions are accounted for on a trade date basis.

    P INDEMINIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2   INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments and paydown gains/losses). Such percentages are reduced as average daily net assets exceed certain levels. For the six months ended April 30, 2004, the fee was equivalent to 0.46% (annualized) of the Portfolio's average net assets for such period and amounted to $717,676. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $232,884 for the six months ended April 30, 2004.

    Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2004, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   LINE OF CREDIT

    The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2004.

4   INVESTMENT TRANSACTIONS

    The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At April 30, 2004, the Portfolio had invested approximately 2.64% of its net assets or approximately $8,490,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, and including paydowns on mortgage backed securities, for the six months ended April 30, 2004 were as follows:

    PURCHASES
    Investments (non-U.S. Government)                                         $       5,401,414
    U.S. Government Securities                                                      104,727,250
    -------------------------------------------------------------------------------------------
                                                                              $     110,128,664
    -------------------------------------------------------------------------------------------

    SALES
    Investments (non-U.S. Government)                                         $      12,074,620
    U.S. Government Securities                                                       55,290,569
    -------------------------------------------------------------------------------------------
                                                                              $      67,365,189
    -------------------------------------------------------------------------------------------

5   FINANCIAL INSTRUMENTS

    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2004 is as follows:

    Forward Foreign Currency Exchange Contracts

    SALES

    SETTLEMENT                                                 NET UNREALIZED
    DATE(S)      DELIVER                IN EXCHANGE FOR        APPRECIATION
    -------------------------------------------------------------------------
    5/13/04 -
    5/20/04      Euro Dollar            United States Dollar
                 14,950,000             18,023,000             $      107,668

    9/27/2004    Hong Kong Dollar       United States Dollar
                 50,400,000             6,514,153                      36,068

    5/17/2004    Japanese Yen           United States Dollar
                 541,800,000            5,089,914                     178,349

    5/28/2004    Mexican Peso           United States Dollar
                 80,000,000             7,020,007                      30,513

    5/28/2004    South African Rand     United States Dollar
                 35,440,000             5,205,640                     134,926
    -------------------------------------------------------------------------
                                                               $      487,524
    -------------------------------------------------------------------------

    PURCHASES

                                                               NET UNREALIZED
    SETTLEMENT                                                 APPRECIATION
    DATE(S)      IN EXCHANGE FOR        DELIVER                (DEPRECIATION)
    -------------------------------------------------------------------------
    5/28/2004    Botswana Pula          United States Dollar
                 35,617,171             7,169,736              $      (53,371)

    5/19/2004    Brazilian Real         United States Dollar
                 22,000,000             7,492,167                     (75,052)

    6/23/2004    Colombian Peso         United States Dollar
                 11,000,000,000         4,067,942                      50,225

    6/29/2004    Indian Rupee           United States Dollar
                 282,500,000            6,395,744                     (31,127)

    6/29/2004    Indonesian Rupiah      United States Dollar
                 62,000,000,000         7,132,996                    (129,337)

    5/10/2004    Polish Zloty           Euro Dollar
                 47,222,520             9,965,395                    (202,116)

    6/29/2004    Republic of Korea Won  United States Dollar
                 18,456,000,000         15,859,758                   (204,403)
    5/10/04 -
    9/20/04      Slovakia Koruna        Euro Dollar
                 1,014,832,200          24,737,034                    316,074

    6/29/2004    Taiwan Dollar          United States Dollar
                 107,000,000            3,246,261                     (20,227)

    6/29/2004    Thai Baht              United States Dollar
                 306,000,000            7,721,423                     (79,811)
    -------------------------------------------------------------------------
                                                               $     (429,145)
    -------------------------------------------------------------------------

    FUTURES CONTRACTS

    EXPIRATION                                                 NET UNREALIZED
    DATE(S)      CONTRACTS                       POSITION       APPRECIATION
    -------------------------------------------------------------------------
    6/04         35 Nikkei 225                   Long          $       21,875

    6/04         17 Japan 10 Year Bond           Short                260,958

    6/04         658 U.S. Treasury 5 Year Note   Short              1,467,425
    -------------------------------------------------------------------------
                                                               $    1,750,258
    -------------------------------------------------------------------------

    At April 30, 2004, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

    The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR plus 0.25% on the notional amount of $6,000,000. In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount. The value of the contract, which terminates on June 1, 2004 is recorded as a payable for open swap contracts of $47,520 at April 30, 2004.

    The Portfolio has entered into a total return swap agreement with Lehman Brothers Special Financing whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR minus 0.10% on the notional amount of $20,000,000. In exchange, the Portfolio receives payments equal to the total returns on the Lehman Brothers U.S. Corporate High Yield Bond Index on the same notional amount. The value of the contract, which terminates on May 1, 2004 is recorded as a payable for open swap contracts of $152,566 at April 30, 2004.

    The Portfolio has entered into a total return swap agreement with Morgan Stanley Capital Services Inc. whereby the Portfolio makes quarterly payments at a rate equal to the three-month LIBOR minus 1.50% on the current notional amount of $1,454,192. In exchange, the Portfolio receives payments equal to the total returns on the MSCI Hungary Gross Dividend Reinvested Index on the same notional amount. The value of the contract, which terminates on October 13, 2004 is recorded as a payable for open swap contracts of $64,793 at April 30, 2004.

    The Portfolio has entered into a total return swap agreement with Morgan Stanley Capital Services Inc. whereby the Portfolio makes quarterly payments at a rate equal to the three-month LIBOR minus 1.50% on the current notional amount of $1,144,380. In exchange, the Portfolio receives payments equal to the total returns on the MSCI Poland Gross Dividend Reinvested Index on the same notional amount. The value of the contract, which terminates on October 13, 2004 is recorded as a payable for open swap contracts of $59,267 at April 30, 2004.

    The Portfolio has entered into a swap agreement with Morgan Stanley & Co. International Limited with respect to 81 KS200 Futures contracts having a notional amount of $3,992,126 whereby the Portfolio receives or makes quarterly payments equal to the total returns on the Kospi 200 Futures Index on the same notional amount. The value of the contract, which terminates on June 10, 2004 is recorded as a payable for open swap contracts of $112,489 at April 30, 2004.

    The Portfolio has entered into a total return swap agreement with Morgan Stanley & Co. International Limited whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR plus .55% on the notional amount of $6,818,702. In exchange, the Portfolio receives payments equal to the total returns on a basket of securities sold on the Istanbul Stock Exchange on the same notional amount. The value of the contract, which terminates on February 2, 2005 is recorded as a payable for open swap contracts of $1,441,812 at April 30, 2004.

    CREDIT DEFAULT SWAPS

                                                                                           NET UNREALIZED
    NOTIONAL        EXPIRATION                                                              APPRECIATION
    AMOUNT          DATE           DESCRIPTION                                             (DEPRECIATION)
    -----------------------------------------------------------------------------------------------------
    5,000,000 USD   4/6/2009       Agreement with JPMorgan Chase Bank dated 4/6/2004 to
                                   pay 3.60% per year times the notional amount. In
                                   exchange for that periodic payment, upon a default
                                   event in Turkey, JPMorgan Chase Bank agrees to pay
                                   the Portfolio the notional amount of the swap. To
                                   receive that payment, the Portfolio must deliver a
                                   bond (with par value equal to the notional amount of
                                   the swap) issued by Turkey to JPMorgan Chase Bank.      $      151,703

    5,000,000 USD   4/6/2014       Agreement with Morgan Stanley Capital Services Inc.
                                   dated 4/6/2004 to pay 4.05% per year times the
                                   notional amount. In exchange for that periodic
                                   payment, upon a default event in Turkey, Morgan
                                   Stanley Capital Services Inc. agrees to pay the
                                   Portfolio the notional amount of the swap. To receive
                                   that payment, the Portfolio must deliver a bond (with
                                   par value equal to the notional amount of the swap)
                                   issued by Turkey to Morgan Stanley Capital Services
                                   Inc.                                                           244,178

    4,000,000 USD   1/29/2009      Agreement with Morgan Stanley Capital Services Inc.
                                   dated 1/29/2004 to pay 3.40% per year times the
                                   notional amount. In exchange for that periodic
                                   payment, upon a default event in Turkey, Morgan
                                   Stanley Capital Services Inc. agrees to pay the
                                   Portfolio the notional amount of the swap. To receive
                                   that payment, the Portfolio must deliver a bond (with
                                   par value equal to the notional amount of the swap)
                                   issued by Turkey to Morgan Stanley Capital Services
                                   Inc.                                                           125,295
    -----------------------------------------------------------------------------------------------------

6   FEDERAL INCOME TAX BASIS OF UNREALIZED
    APPRECIATION (DEPRECIATION)

    The cost and unrealized appreciation (depreciation) in value of the investments at April 30, 2004, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                     $    327,792,174
    ---------------------------------------------------
    Gross unrealized appreciation      $      4,512,143
    Gross unrealized depreciation           (11,897,563)
    ---------------------------------------------------

    NET UNREALIZED DEPRECIATION        $     (7,385,420)
    ---------------------------------------------------

    The net unrealized depreciation on foreign currency, swaps, forwards and futures contracts at April 30, 2004 on a federal income tax basis was $35,781.23

STRATEGIC INCOME PORTFOLIO as of April 30, 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND INVESTORS
OF STRATEGIC INCOME PORTFOLIO:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at April 30, 2004, and the results of its operations, the changes in its net assets, and the supplementary data for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
June 16, 2004

EATON VANCE STRATEGIC INCOME FUND
INVESTMENT MANAGEMENT


EATON VANCE STRATEGIC INCOME FUND

     OFFICERS
     Thomas E. Faust Jr.
     President

     William H. Ahern, Jr.
     Vice President

     Thomas J. Fetter
     Vice President

     Michael R. Mach
     Vice President

     Robert B. MacIntosh
     Vice President

     Duncan W. Richardson
     Vice President

     Walter A. Row, III
     Vice President

     Judith A. Saryan
     Vice President

     Susan Schiff
     Vice President

     James L. O'Connor
     Treasurer

     Alan R. Dynner
     Secretary

     TRUSTEES
     James B. Hawkes

     Samuel L. Hayes

     William H. Park

     Ronald A. Pearlman

     Norton H. Reamer

     Lynn A. Stout

STRATEGIC INCOME PORTFOLIO

     OFFICERS
     Mark S. Venezia
     President and Portfolio Manager

     Susan Schiff
     Vice President

     Barbara E. Campbell
     Treasurer

     Alan R. Dynner
     Secretary

     TRUSTEES
     James B. Hawkes

     Samuel L. Hayes, III

     William H. Park

     Ronald A. Pearlman

     Norton H. Reamer

     Lynn A. Stout

       INVESTMENT ADVISER AND ADMINISTRATOR OF STRATEGIC INCOME PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

               ADMINISTRATOR OF EATON VANCE STRATEGIC INCOME FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                     TRANSFER AND DIVIDEND DISBURSING AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                        EATON VANCE STRATEGIC INCOME FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

   THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. BEFORE
      INVESTING, INVESTORS SHOULD CONSIDER CAREFULLY THE FUND'S INVESTMENT OBJECTIVE(S), RISKS, AND CHARGES AND EXPENSES. THE FUND'S CURRENT PROSPECTUS
CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND AND IS AVAILABLE THROUGH YOUR
  FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR
          SEND MONEY. FOR FURTHER INFORMATION PLEASE CALL 800-225-6265.

028-12/03                                                                  SISRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST ON BEHALF OF EATON VANCE STRATEGIC INCOME FUND

By:    /s/ Thomas E. Faust Jr.
      ------------------------------------
      Thomas E. Faust Jr.
      President


Date:         June 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
      ------------------------------------
      James L. O'Connor
      Treasurer


Date: June 16, 2004


By:    /s/ Thomas E. Faust Jr.
      ------------------------------------
      Thomas E. Faust Jr.
      President


Date:         June 16, 2004